Income Taxes - (Reconciliation Of The Statutory Federal Income Tax Rate To The Effective Tax Rate) (Details)		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%		21.00%	21.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)				2.50%	2.00%	2.10%
Foreign rate differential				1.70%	(3.10%)	(3.30%)
Resolution and expiration of statutes of limitation of uncertain tax positions				(1.50%)	(1.50%)	2.70%
Research and experimentation credits and other				(0.30%)	(0.60%)	(0.60%)
Release of valuation allowance on foreign losses				0.00%	0.00%	(3.60%)
TCJA – revaluation of U.S. deferred income taxes				0.00%	(19.00%)	0.00%
TCJA – Transition tax				0.00%	9.30%	0.00%
Effective income tax rate		19.60%	22.90%	23.40%	22.10%	32.30%